FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2




1.       Name and address of issuer:       THE PREFERRED GROUP OF MUTUAL FUNDS
                                           FIRST FINANCIAL PLAZA
                                           411 HAMILTON BOULEVARD, SUITE 1200
                                           PEORIA, ILLINOIS 61602

2.       Name of each series or class of funds for which this notice is filed:

PREFERRED VALUE FUND
PREFERRED GROWTH FUND
PREFERRED INTERNATIONAL FUND
PREFERRED FIXED INCOME FUND
PREFERRED ASSET ALLOCATION FUND
PREFERRED SHORT-TERM GOVERNMENT SECURITIES FUND
PREFERRED MONEY MARKET FUND
PREFERRED BALANCED FUND
PREFERRED SMALL CAP FUND

3.       Investment Company Act File Number:  811-06602

         Securities Act File Number:  33-46479

4.       Last day of fiscal year for which this notice is filed:  JUNE 30, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                               [   ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

PREFERRED SHORT-TERM GOVT SECURITIES FUND      69,106.69 SHARES    $   678,628
PREFERRED MONEY MARKET FUND                    5,683,139 SHARES    $ 5,683,139
PREFERRED BALANCED FUND                           576.23 SHARES    $     6,016

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                                       NONE

9. Number and aggregate sale price of securities sold during the fiscal year:

                        228,458,173 SHARES        $709,485,302

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                        222,705,351 SHARES        $703,120,328

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                        11,372,638  SHARES        $102,332,341


                                                      -1-


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12.      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year in reliance on rule 24f-2
                  (from Item 10):                                $703,120,328


         (ii)     Aggregate price of shares issued in connec-
                  tion with dividend reinvestment plans (from
                  Item 11, if applicable):                       +102,332,341
                                                                 ------------

         (iii)    Aggregate price of shares redeemed or
                  repurchased during the fiscal year (if
                  applicable):                                  -(592,208,805)
                                                                -------------

         (iv)     Aggregate price of shares redeemed or
                  repurchased and previously applied as a
                  reduction to filing fees pursuant to
                  rule 24f-2 (if applicable):                         -0-
                                                                -------------

         (v)      Net aggregate price of securities sold
                  and issued during the fiscal year in
                  reliance on rule 24f-2 [line (i), plus
                  line (ii), less line (iii), plus
                  line (iv)] (if applicable):                    213,243,864
                                                                -------------

         (vi)     Multiplier prescribed by Section 6(b)
                  of the Securities Act of 1933 or other
                  applicable law or regulation
                  (see Instruction C.6):                     x  1/33rd of .01


         (vii)    Fee due [line (i) or line (v) multiplied
                  by line (vi)]:                                    64,619.35
                                                                -------------

INSTRUCTION:   ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND (V) ONLY
               IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF
               THE ISSUER'S FISCAL YEAR.  See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CRF 202.3a).

                                                                  [ X ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: August 25, 1997



                                   SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* ---------------------------------------------
                                 FRED L. KAUFMAN, VICE PRESIDENT AND TREASURER

       Date  AUGUST 26, 1997

              *Please print the name and title of the signing officer below the signature.